245 Summer Street

Fidelity® Investments

Boston, MA 02210

March 2, 2020

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Contrafund (the trust): File Nos. 002-25235 and 811-01400

Fidelity Advisor New Insights Fund

Fidelity Contrafund

Fidelity Contrafund K6

Fidelity Flex Opportunistic Insights Fund

Fidelity Series Opportunistic Insights Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust